Summary of Significant Accounting Policies (Tables) - PELICAN ACQUISITION CORPORATION	12 Months Ended
Jan. 31, 2026
Schedule of ordinary shares subject to redemption

	Shares	Amount
Gross proceeds from IPO	8,625,000	$86,250,000
Less:
Proceeds allocated to Public Rights	-	(1,380,000)
Reversal of proceeds allocated to over-allotment option	-	104,039
Ordinary shares issuance costs	-	(2,592,985)
Plus:
Remeasurement of carrying value to redemption value	-	6,213,720
Ordinary shares subject to possible redemption – January 31, 2026	8,625,000	$88,594,774

Schedule of net income per share

	For the Year Ended January 31, 2026	For the Period from July 23, 2024 (Inception) to January 31, 2025
Net income (loss)	$1,249,047	$(42,564)

	For the Year Ended January 31, 2026		For the Period from July 23, 2024 (Inception) to January 31, 2025
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income (loss)	$812,604	$436,443	$-	$(42,564)

Denominator:
Basic and diluted weighted average shares outstanding	5,880,822	3,158,538	-	2,700,000
Basic and diluted net income (loss) per ordinary share	$0.14	$0.14	$-	$(0.02)